Leases - Narrative (Details)	9 Months Ended
	Sep. 30, 2022 USD ($) contract	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Operating Leased Assets [Line Items]
Operating right of use assets | $	$ 16,835,000	$ 12,827,000	$ 155,000
Financing lease right of use assets | $	$ 1,376,000	$ 0
Number of finance leases acquired	2
Automobile lease term	5 years
Number of operating leases acquired	2
Number of finance leases not yet commenced	4
Italy
Operating Leased Assets [Line Items]
Number of operating leases acquired	2
Asia
Operating Leased Assets [Line Items]
Term of contract	2 years
Manufacturing Facility | Italy
Operating Leased Assets [Line Items]
Term of contract	12 years
Office Facility
Operating Leased Assets [Line Items]
Term of contract	2 years
Office Facility | Italy
Operating Leased Assets [Line Items]
Term of contract	6 years
Warehouse And Office Facility
Operating Leased Assets [Line Items]
Term of contract	10 years
Trucks
Operating Leased Assets [Line Items]
Automobile lease term	4 years
Number of operating leases acquired	12